Common Stock - Schedule of Reserved Shares of Common Stock (Details) - NorthView Acquisition Corp [Member] - shares	Jun. 30, 2025	Dec. 31, 2024
Schedule of Reserved Shares of Common Stock [Line Items]
Reserved shares of common stock	22,396,080	22,396,080
Conversion of Series A preferred stock [Member]
Schedule of Reserved Shares of Common Stock [Line Items]
Reserved shares of common stock	4,350,314	4,350,314
Conversion of Series B preferred stock [Member]
Schedule of Reserved Shares of Common Stock [Line Items]
Reserved shares of common stock	5,293,175	5,293,175
Conversion of Series C/C-1 preferred stock [Member]
Schedule of Reserved Shares of Common Stock [Line Items]
Reserved shares of common stock	8,220,445	8,220,445
Outstanding options under 2010 Plan [Member]
Schedule of Reserved Shares of Common Stock [Line Items]
Reserved shares of common stock	4,520,250	2,972,055
Issuance of options under the 2010 Plan [Member]
Schedule of Reserved Shares of Common Stock [Line Items]
Reserved shares of common stock	11,896	1,550,091